General information (Details) $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022 USD ($)	Sep. 30, 2022 USD ($) rig	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) rig	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) rig	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2022 rig	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 23, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of General information [Line Items]
Number of offshore drilling units owned by the Company | rig		21		21		24			14
Number of rigs under lease | rig						3
Number of managed and operated rigs | rig						9
Number of offshore drilling units Sold | rig									7
Number of offshore drilling units managed and operated for related parties | rig		7		7
Net gain from reorganization adjustments	$ (3,683)	$ 3	$ 24	$ 12	$ 250	$ 296	$ 0	$ 0
Net gain from Fresh Start adjustments		0		0	0	(186)
Issuance of successor common stock	1,495
Total equity	1,499	1,454	(3,825)	1,454	(3,825)	(3,716)	(3,140)	1,793		$ 1,470	$ 1,503	$ 1,499	$ (3,740)	$ (3,451)	$ 3,035
Additional paid in capital
Disclosure of General information [Line Items]
Issuance of successor common stock	1,499
Total equity	1,499	1,499	3,504	1,499	3,504	3,504	$ 3,504	$ 3,496		1,499	1,499	1,499	$ 3,504	$ 3,504	$ 3,491
Reorganization, chapter 11, predecessor, before adjustment
Disclosure of General information [Line Items]
Net gain from reorganization adjustments	(3,651)		29		$ 259
Net gain from Fresh Start adjustments	242		$ 0
Total equity	(3,809)
Reorganization, chapter 11, predecessor, before adjustment | Additional paid in capital
Disclosure of General information [Line Items]
Total equity		$ 0		$ 0		$ 3,504				$ 0	$ 0	$ 0
Revision of Prior Period, Adjustment [Member] | Additional paid in capital
Disclosure of General information [Line Items]
Total equity	1,499
Revision of Prior Period, Adjustment [Member] | Reorganization, chapter 11, predecessor, before adjustment
Disclosure of General information [Line Items]
Net gain from reorganization adjustments	5,066
Net gain from Fresh Start adjustments	242
Net profit from continuing operation	3,813
Issuance of successor common stock	$ 1,495
Rig Reactivation Costs [Member] | Maximum [Member]
Disclosure of General information [Line Items]
Estimated economic useful life				5 years
Rig Reactivation Costs [Member] | Minimum [Member]
Disclosure of General information [Line Items]
Estimated economic useful life				2 years
Sonadrill [Member]
Disclosure of General information [Line Items]
Number of offshore drilling units managed and operated for related parties | rig		2		2
SeaMex Limited [Member]
Disclosure of General information [Line Items]
Number of offshore drilling units managed and operated for related parties | rig		5		5
SFL Corporation [Member]
Disclosure of General information [Line Items]
Number of leased rigs | rig		1		1